Fair value of assets and liabilities - Xiaoying card loan products and Significant unobservable inputs (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair value of assets and liabilities
Financial guarantee derivative	¥ 11,816,799	¥ 297,928,066	$ 1,854,314
Financial guarantee derivative	565,953,269	130,442,090	88,810,418
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)		15,210,557		$ 2,331,120
Loans at fair value	389,679,352	1,585,731,888	61,149,194
Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative	11,816,799	297,928,066	1,854,314
Financial guarantee derivative	565,953,269	130,442,090	88,810,418
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	1,285,566,707	726,883,112	201,733,469
Loan products
Fair value of assets and liabilities
Financial guarantee derivative	25,229,094,745	22,050,765,318	3,958,995,503
Loans at fair value	¥ 9,877,178,724	¥ 11,349,182,478	$ 1,549,944,877
Remaining weighted average contractual term (Month)	6 months 23 days	8 months 4 days
Estimated net default rate (in percentage)	7.74%	5.75%	7.74%	5.75%